Other Payables and Accruals (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Payables and Accruals
	June 30, 2020	December 31, 2019
Accounts payable	$8,545	$61,898
Accrued payroll and welfare payable	56,040	107,284
VAT and other taxes payable	(2,460)	25,728
Others (a)	57,230	32,655
	$119,355	$227,565

(a)	Others primarily include office rental and property management fee payable by Liaoning branch of ZDSE.

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Other Payables and Accruals
	As of June 30,
	2018	2017
Accrued payroll and welfare payable	$20,852	21,664
Amounts reimbursable to employees (a)	3,500	-
VAT and other taxes payable	3,736	2,470
Others (b)	10,525	-
	$38,613	24,134

(a)	Amounts reimbursable to employees include travelling and the related expenses.

(b)	Others primarily include conference fee and other miscellaneous expenses payable.